Borrowings and other financial liabilities - Summary of borrowings and other financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	$ 15,148	$ 17,470
Total non-current borrowings including overdrafts (as above)	14,624	16,913
Total current borrowings including overdrafts (as above)	552	717
Total current borrowings and other financial liabilities	904	922
Total other financial liabilities	345	239
Total borrowings including overdrafts (as above)	15,176	17,630
Total borrowings and other financial liabilities	16,052	18,392
Derivative financial instruments [member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	481	517
Total other current financial liabilities	50	6
Total other financial liabilities	531	523
Other financial liability [Member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	43	40
Total other current financial liabilities	302	199
Total other financial liabilities	345	239
Total Other financial liabilities [member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	524	557
Total other current financial liabilities	352	205
Total other financial liabilities	$ 876	$ 762